OPERATING LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
As of December 31, 2024, we leased in one vessel (2023: one vessel) from SFL and no vessels from unrelated third parties (2023: no vessel), classified as operating leases. Additionally, as of December 31, 2024, we had one operating lease for our office in Singapore. As of December 31, 2023, we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months.
In total we have leased in eight vessels from SFL, of which one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of December 31, 2024. With reference to Note 26, "Related Party Transactions", these contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for SFL operating lease was $17,600, of which $7,000 is for operating expenses (including drydocking costs) up until the third quarter of 2022 when the daily time charter rate was reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments are adjusted if the actual three-month reference rate should deviate from a base reference rate of 0.233% per annum for SOFR. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $16,127 for SFL operating lease in 2024 and there was $6.4 million in profit share for all eight SFL vessels in 2024 (nil and $3.0 million in 2023 and 2022, respectively recorded as charter hire expense). Contingent or variable lease expense for the eight SFL leases was recorded in 2024 as interest expense of $2.6 million. In 2023 and 2022 we recorded the variable lease expense of $2.5 million and $0.6 million, respectively. We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years and expires in 2028. With reference to Note 29, "Subsequent Events", we exercised the purchase option for the eight SFL vessels in January 2025. Accordingly, in January 2025, we modified lease assets and liabilities to include the purchase option and adjust for the decrease in lease term. The estimated financial effect is expected to be an increase in finance lease assets and liabilities of $47.5 million, where total finance lease liabilities will be considered current.

For the Ultramax vessel, Golden Hawk, which was chartered in from an unrelated third party, the daily rate was $13,200 until the expiration of the fixed term of the contract in the first quarter of 2022. Based on an agreement, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess should be paid to the lessor but limited to the agreed compensation of $1.75 million. In 2021, index linked compensation of $1.75 million was paid in full. In 2021 and 2022, we extended Golden Hawk lease for approximately two years in total by using the first and second extension options in the contract. The daily rates were $13,700 and $14,200 during the first and the second extension periods, respectively. In September 2023, the Company declared an option under the time charter contract to acquire the vessel at a net purchase price of $15.3 million. Back-to-back with entering into the purchase agreement, the Company entered into the sale agreement with an unrelated third party, for a total consideration of $21.6 million. As a result of declaring the purchase option, the Company included the option price of $15.3 million into lease asset and lease liability and reclassified the lease from operating lease to finance lease. In November 2023, we paid the full purchase price to the charterer and the vessel was delivered to us and recorded as vessel and equipment. Further, in November 2023, the vessel was sold and delivered to its new owners. Upon delivery of vessel to the buyer a gain of $5.8 million from the sale was recognized.

Admiral Schmidt and Vitus Bering are 2019-built 104,550 dwt ice-class vessels, chartered in 2019 on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day. In February 2022, we exercised the option to extend Admiral Schmidt and Vitus Bering contracts for one year each. In May 2022, we suspended time charter agreements with respect to Admiral Schmidt and Vitus Bering and redelivered the vessels to their owners, after understanding that those vessels were financed by owners as part of a sale-leaseback arrangement with a Russian-state owned entity. Exercise of extension options and suspension of the charter contract resulted in reassessment of the lease liability which was recorded as additions to right of use assets and right of use liabilities in the amount of $9.5 million during the first six months of 2022. As suspension agreement expired in November 2022 and vessels were not redelivered back to us, we are relieved from any duties, obligations, liabilities or commitments under the current contracts. In 2022, right of use assets, right of use liabilities and other contract related assets were written off and credited to charter hire expense in the total net positive amount of $2.0 million.

For operating leases mentioned above and vessels chartered in on short-term time charters, we have allocated the consideration due between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels. We have presented a total of $8.2 million, $22.3 million and $17.3 million of the non-lease component, or service element, under ship operating expenses for 2024, 2023 and 2022, respectively.

Furthermore, we are committed to making rental payments under operating leases for office premises. Lease expenses of $0.8 million, $0.6 million and $0.6 million were recorded as administrative expenses in the Consolidated Statement of Operations for 2024, 2023 and 2022, respectively.
Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Office Leases	Total
Balance as of December 31, 2022	10,361	3,764	1,521	15,646
Additions	—	14,549	—	14,549
Amortization	(1,820)	(2,032)	(524)	(4,376)
Impact of modification of operating leases	—	(16,281)	—	(16,281)
Balance as of December 31, 2023	8,541	—	997	9,538
Amortization	(1,825)	—	(208)	(2,033)
Impact of lease cancellation	—	—	(657)	(657)
Balance as of December 31, 2024	6,716	—	132	6,848

With reference to description above, the lease cancellation relates to our Oslo office lease being reclassified to short-term lease, resulting in a derecognition of the right of use lease asset and obligations.

With reference to description above, additions for Golden Hawk relate to declaring purchase option in the amount of $15.3 million decreased by $0.8 million as a result of reduction in charter hire period. The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In 2024, 2023 and 2022, we recorded no impairment of right of use assets for operating leases.

Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Office Leases	Total
Balance as of December 31, 2022	13,355	3,837	1,405	18,597
Additions	—	14,549	—	14,549
Repayments	(2,010)	(2,105)	(501)	(4,616)
Impact of modification of operating lease	—	(16,281)	—	(16,281)
Foreign exchange translation	—	—	4	4
Balance as of December 31, 2023	11,345	—	908	12,253
Repayments	(2,147)	—	(216)	(2,363)
Impact of lease cancellation	—	—	(558)	(558)
Balance as of December 31, 2024	9,198	—	134	9,332
Current portion	2,280	—	134	2,414
Non-current portion	6,918	—	—	6,918

Charter hire and office rent expense
The future minimum operating lease expense payments (including lease and non-lease components) under our non-cancelable fixed rate operating leases as of December 31, 2024 are as follows:

(in thousands of $)
2025	2,961
2026	2,809
2027	2,809
2028	1,960
Total minimum lease payments	10,539
Less: Imputed interest	(1,207)
Present value of operating lease liabilities	9,332

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis.

As of December 31, 2024, the future rental payments include $0.2 million (2023: $1.1 million, 2022: $1.7 million) in relation to office rent costs and $10.4 million (2023: $13.2 million, 2022: $19.9 million) in relation to charter hire costs for leased in vessels.

Total expense for operating leases reflected as charter hire expense was $22.7 million in 2024 (2023: $42.2 million, 2022: $57.2 million), which included $19.8 million for short-term leases (2023: $35.5 million, 2022: $50.1 million). Total cash paid in respect of operating leases was $23.3 million in 2024 (2023: $36.1 million, 2022: $66.7 million). The weighted average discount rate in relation to our operating leases was 6.50%, 6.50% and 5.02% for 2024, 2023 and 2022, respectively. The weighted average lease term was 3.6, 4.5 and 4.7 years in 2024, 2023 and 2022, respectively.

Rental income
As of December 31, 2024, we leased out eight vessels on fixed time charter rates (2023: nine vessels) and 27 vessels (2023: 31 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases.

The future operating lease receipts under our operating leases as of December 31, 2024 are as follows:

(in thousands of $)
2025	48,281
2026	2,340
2027	—
2028	—
2029 and thereafter	—
50,621

An index-linked rate in time charter operating leases usually refers to freight rate indices issued by the Baltic Exchange, such as the Baltic Capesize Index and the Baltic Panamax Index, and as such essentially these contracts are operating in the spot market. Index-linked time charter rate operating leases in the table above are included at the minimum rate level of zero.

As of December 31, 2024, the cost and accumulated depreciation of the 35 vessels leased out to third parties, were $1,881.6 million and $463.4 million, respectively.
As of December 31, 2023, the cost and accumulated depreciation of the 40 vessels leased out to third parties, were $2,134.3 million and $475.0 million, respectively.
OPERATING LEASES	OPERATING LEASES
As of December 31, 2024, we leased in one vessel (2023: one vessel) from SFL and no vessels from unrelated third parties (2023: no vessel), classified as operating leases. Additionally, as of December 31, 2024, we had one operating lease for our office in Singapore. As of December 31, 2023, we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months.
In total we have leased in eight vessels from SFL, of which one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of December 31, 2024. With reference to Note 26, "Related Party Transactions", these contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for SFL operating lease was $17,600, of which $7,000 is for operating expenses (including drydocking costs) up until the third quarter of 2022 when the daily time charter rate was reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments are adjusted if the actual three-month reference rate should deviate from a base reference rate of 0.233% per annum for SOFR. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $16,127 for SFL operating lease in 2024 and there was $6.4 million in profit share for all eight SFL vessels in 2024 (nil and $3.0 million in 2023 and 2022, respectively recorded as charter hire expense). Contingent or variable lease expense for the eight SFL leases was recorded in 2024 as interest expense of $2.6 million. In 2023 and 2022 we recorded the variable lease expense of $2.5 million and $0.6 million, respectively. We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years and expires in 2028. With reference to Note 29, "Subsequent Events", we exercised the purchase option for the eight SFL vessels in January 2025. Accordingly, in January 2025, we modified lease assets and liabilities to include the purchase option and adjust for the decrease in lease term. The estimated financial effect is expected to be an increase in finance lease assets and liabilities of $47.5 million, where total finance lease liabilities will be considered current.

For the Ultramax vessel, Golden Hawk, which was chartered in from an unrelated third party, the daily rate was $13,200 until the expiration of the fixed term of the contract in the first quarter of 2022. Based on an agreement, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess should be paid to the lessor but limited to the agreed compensation of $1.75 million. In 2021, index linked compensation of $1.75 million was paid in full. In 2021 and 2022, we extended Golden Hawk lease for approximately two years in total by using the first and second extension options in the contract. The daily rates were $13,700 and $14,200 during the first and the second extension periods, respectively. In September 2023, the Company declared an option under the time charter contract to acquire the vessel at a net purchase price of $15.3 million. Back-to-back with entering into the purchase agreement, the Company entered into the sale agreement with an unrelated third party, for a total consideration of $21.6 million. As a result of declaring the purchase option, the Company included the option price of $15.3 million into lease asset and lease liability and reclassified the lease from operating lease to finance lease. In November 2023, we paid the full purchase price to the charterer and the vessel was delivered to us and recorded as vessel and equipment. Further, in November 2023, the vessel was sold and delivered to its new owners. Upon delivery of vessel to the buyer a gain of $5.8 million from the sale was recognized.

Admiral Schmidt and Vitus Bering are 2019-built 104,550 dwt ice-class vessels, chartered in 2019 on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day. In February 2022, we exercised the option to extend Admiral Schmidt and Vitus Bering contracts for one year each. In May 2022, we suspended time charter agreements with respect to Admiral Schmidt and Vitus Bering and redelivered the vessels to their owners, after understanding that those vessels were financed by owners as part of a sale-leaseback arrangement with a Russian-state owned entity. Exercise of extension options and suspension of the charter contract resulted in reassessment of the lease liability which was recorded as additions to right of use assets and right of use liabilities in the amount of $9.5 million during the first six months of 2022. As suspension agreement expired in November 2022 and vessels were not redelivered back to us, we are relieved from any duties, obligations, liabilities or commitments under the current contracts. In 2022, right of use assets, right of use liabilities and other contract related assets were written off and credited to charter hire expense in the total net positive amount of $2.0 million.

For operating leases mentioned above and vessels chartered in on short-term time charters, we have allocated the consideration due between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels. We have presented a total of $8.2 million, $22.3 million and $17.3 million of the non-lease component, or service element, under ship operating expenses for 2024, 2023 and 2022, respectively.

Furthermore, we are committed to making rental payments under operating leases for office premises. Lease expenses of $0.8 million, $0.6 million and $0.6 million were recorded as administrative expenses in the Consolidated Statement of Operations for 2024, 2023 and 2022, respectively.
Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Office Leases	Total
Balance as of December 31, 2022	10,361	3,764	1,521	15,646
Additions	—	14,549	—	14,549
Amortization	(1,820)	(2,032)	(524)	(4,376)
Impact of modification of operating leases	—	(16,281)	—	(16,281)
Balance as of December 31, 2023	8,541	—	997	9,538
Amortization	(1,825)	—	(208)	(2,033)
Impact of lease cancellation	—	—	(657)	(657)
Balance as of December 31, 2024	6,716	—	132	6,848

With reference to description above, the lease cancellation relates to our Oslo office lease being reclassified to short-term lease, resulting in a derecognition of the right of use lease asset and obligations.

With reference to description above, additions for Golden Hawk relate to declaring purchase option in the amount of $15.3 million decreased by $0.8 million as a result of reduction in charter hire period. The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In 2024, 2023 and 2022, we recorded no impairment of right of use assets for operating leases.

Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Office Leases	Total
Balance as of December 31, 2022	13,355	3,837	1,405	18,597
Additions	—	14,549	—	14,549
Repayments	(2,010)	(2,105)	(501)	(4,616)
Impact of modification of operating lease	—	(16,281)	—	(16,281)
Foreign exchange translation	—	—	4	4
Balance as of December 31, 2023	11,345	—	908	12,253
Repayments	(2,147)	—	(216)	(2,363)
Impact of lease cancellation	—	—	(558)	(558)
Balance as of December 31, 2024	9,198	—	134	9,332
Current portion	2,280	—	134	2,414
Non-current portion	6,918	—	—	6,918

Charter hire and office rent expense
The future minimum operating lease expense payments (including lease and non-lease components) under our non-cancelable fixed rate operating leases as of December 31, 2024 are as follows:

(in thousands of $)
2025	2,961
2026	2,809
2027	2,809
2028	1,960
Total minimum lease payments	10,539
Less: Imputed interest	(1,207)
Present value of operating lease liabilities	9,332

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis.

As of December 31, 2024, the future rental payments include $0.2 million (2023: $1.1 million, 2022: $1.7 million) in relation to office rent costs and $10.4 million (2023: $13.2 million, 2022: $19.9 million) in relation to charter hire costs for leased in vessels.

Total expense for operating leases reflected as charter hire expense was $22.7 million in 2024 (2023: $42.2 million, 2022: $57.2 million), which included $19.8 million for short-term leases (2023: $35.5 million, 2022: $50.1 million). Total cash paid in respect of operating leases was $23.3 million in 2024 (2023: $36.1 million, 2022: $66.7 million). The weighted average discount rate in relation to our operating leases was 6.50%, 6.50% and 5.02% for 2024, 2023 and 2022, respectively. The weighted average lease term was 3.6, 4.5 and 4.7 years in 2024, 2023 and 2022, respectively.

Rental income
As of December 31, 2024, we leased out eight vessels on fixed time charter rates (2023: nine vessels) and 27 vessels (2023: 31 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases.

The future operating lease receipts under our operating leases as of December 31, 2024 are as follows:

(in thousands of $)
2025	48,281
2026	2,340
2027	—
2028	—
2029 and thereafter	—
50,621

An index-linked rate in time charter operating leases usually refers to freight rate indices issued by the Baltic Exchange, such as the Baltic Capesize Index and the Baltic Panamax Index, and as such essentially these contracts are operating in the spot market. Index-linked time charter rate operating leases in the table above are included at the minimum rate level of zero.

As of December 31, 2024, the cost and accumulated depreciation of the 35 vessels leased out to third parties, were $1,881.6 million and $463.4 million, respectively.
As of December 31, 2023, the cost and accumulated depreciation of the 40 vessels leased out to third parties, were $2,134.3 million and $475.0 million, respectively.